SUPPLEMENT DATED SEPTEMBER 30, 2004 TO
                                                     THE TRAVELERS SERIES TRUST:
                      MFS EMERGING GROWTH PORTFOLIO PROSPECTUS DATED MAY 3, 2004
                                MFS VALUE PORTFOLIO PROSPECTUS DATED MAY 3, 2004


The following information supplements the information in The Travelers Series
Trust: MFS Emerging Growth Portfolio prospectus and The Travelers Series Trust:
MFS Value Portfolio prospectus. Please retain this supplement and keep it with the prospectus for future reference.


The Board of Trustees of the Trust, on behalf of each Fund, has approved an amendment to each Fund's respective investment advisory agreement between the Fund and TAMIC. Effective September 1, 2004, the investment advisory fee will be revised from the annual rate of 0.75% of the average daily net assets of each Fund, to a fee calculated at an annual rate in accordance with the following schedule:

                                                  INVESTMENT
AVERAGE DAILY NET ASSETS                         ADVISORY FEE
First $600 million..........................        0.750%
Next $300 million...........................        0.725%
Next $600 million...........................        0.700%
Next $1 billion.............................        0.675%
Over $2.5 billion...........................        0.625%


THE SECTION "TRANSFER AGENT AND FUND ADMINISTRATOR - RECENT DEVELOPMENTS" IS DELETED AND REPLACED WITH THE FOLLOWING:

Citigroup has been notified by the Staff of the Securities and Exchange Commission (SEC) that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management
(CAM), including it applicable investment advisory companies and Citigroup Trust Bank (CTB), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed fund, including the Fund. This notification arises out of a previously disclosed SEC investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosure made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that s the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurances, Citigroup does not believe that this matter will have a material adverse effect on the fund.



September 2004                                                           L-24412

                                          SUPPLEMENT DATED SEPTEMBER 30, 2004 TO
                            EQUITY INCOME PORTFOLIO PROSPECTUS DATED MAY 3, 2004
                           LARGE CAP CORE PORTFOLIO PROSPECTUS DATED MAY 3, 2004


The following information supplements the information in The Travelers Series
Trust: Equity Income Portfolio prospectus and The Travelers Series Trust: Large Cap Core Portfolio prospectus. Please retain this supplement and keep it with the prospectus for future reference.

The Board of Trustees of the Trust, on behalf of each Fund, has approved an amendment to the investment advisory agreement between each Fund and TAMIC. Effective September 1, 2004, the investment advisory fee will be revised from the annual rate of 0.75% of the average daily net assets of each Fund, to a fee calculated at an annual rate in accordance with the following schedule:

                                                  INVESTMENT
AVERAGE DAILY NET ASSETS                         ADVISORY FEE
First $250 million..........................        0.75%
Next $500 million...........................        0.70%
Over $750 million...........................        0.65%


THE SECTION "TRANSFER AGENT AND FUND ADMINISTRATOR - RECENT DEVELOPMENTS" IS DELETED AND REPLACED WITH THE FOLLOWING:

Citigroup has been notified by the Staff of the Securities and Exchange Commission (SEC) that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management
(CAM), including it applicable investment advisory companies and Citigroup Trust Bank (CTB), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed fund, including the Fund. This notification arises out of a previously disclosed SEC investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosure made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that s the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurances, Citigroup does not believe that this matter will have a material adverse effect on the fund.

September 2004                                                           L-24414

                                          SUPPLEMENT DATED SEPTEMBER 30, 2004 TO
                         LAZARD INTERNATIONAL EQUITY PORTFOLIO DATED MAY 3, 2004

The following information supplements the information in the Lazard International Equity Portfolio prospectus. Please retain this supplement and keep it with the prospectus for future reference.

The Board of Trustees of the Trust, on behalf of the Fund, has approved an amendment to the investment advisory agreement between the Fund and TAMIC. Effective September 1, 2004, the investment advisory fee for the Fund will be revised from the annual rate of 0.825% of the average daily net assets of the Fund, to a fee calculated at an annual rate in accordance with the following schedule:

                                                  INVESTMENT
AVERAGE DAILY NET ASSETS                         ADVISORY FEE
First $100 million..........................        0.825%
Next $400 million...........................        0.775%
Next $500 million...........................        0.725%
Over $1 billion.............................        0.700%


THE SECTION "TRANSFER AGENT AND FUND ADMINISTRATOR - RECENT DEVELOPMENTS " IS DELETED AND REPLACED WITH THE FOLLOWING:

Citigroup has been notified by the Staff of the Securities and Exchange Commission (SEC) that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management
(CAM), including it applicable investment advisory companies and Citigroup Trust Bank (CTB), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed fund, including the Fund. This notification arises out of a previously disclosed SEC investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosure made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that s the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurances, Citigroup does not believe that this matter will have a material adverse effect on the fund.


September 2004                                                           L-24415

                                          SUPPLEMENT DATED SEPTEMBER 30, 2004 TO
             MERRILL LYNCH LARGE CAP CORE PORTFOLIO PROSPECTUS DATED MAY 3, 2004

The following information supplements the information in Merrill Lynch Large Cap Core Portfolio prospectus. Please retain this supplement and keep it with the prospectus for future reference.

The Board of Trustees of the Trust, on behalf of the Fund, has approved an amendment to the investment advisory agreement between the Fund and TAMIC. Effective September 1, 2004, the investment advisory fee will be revised from the annual rate of 0.80% of the average daily net assets of the Fund to a fee calculated at an annual rate in accordance with the following schedule:

                                                  INVESTMENT
AVERAGE DAILY NET ASSETS                         ADVISORY FEE
First $250 million..........................        0.775%
Next $250 million...........................        0.750%
Next $500 million...........................        0.725%
Next $1 billion.............................        0.700%
Next $2 billion.............................        0.650%


THE SECTION "TRANSFER AGENT AND FUND ADMINISTRATOR - RECENT DEVELOPMENTS" IS DELETED AND REPLACED WITH THE FOLLOWING:

Citigroup has been notified by the Staff of the Securities and Exchange Commission (SEC) that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management
(CAM), including it applicable investment advisory companies and Citigroup Trust Bank (CTB), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed fund, including the Fund. This notification arises out of a previously disclosed SEC investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosure made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that s the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurances, Citigroup does not believe that this matter will have a material adverse effect on the fund.


September 2004                                                           L-24416

                                          SUPPLEMENT DATED SEPTEMBER 30, 2004 TO
                       MFS MID CAP GROWTH PORTFOLIO PROSPECTUS DATED MAY 3, 2004


The following information supplements the information in the Travelers Series
Trust: MFS Mid Cap Growth Portfolio prospectus. Please retain this supplement and keep it with the prospectus for future reference.

The Board of Trustees of the Trust, on behalf of the Fund, has approved an amendment to the investment advisory agreement between the Fund and TAMIC. Effective September 1, 2004, the investment advisory fee will be revised from the annual rate of 0.80% of the average daily net assets of the Fund to a fee calculated at an annual rate in accordance with the following schedule:

                                                  INVESTMENT
AVERAGE DAILY NET ASSETS                         ADVISORY FEE
First $600 million..........................        0.800%
Next $300 million...........................        0.775%
Next $600 million...........................        0.750%
Next $1 billion.............................        0.725%
Next $2.5 billion...........................        0.675%


THE SECTION "TRANSFER AGENT AND FUND ADMINISTRATOR - RECENT DEVELOPMENTS" IS DELETED AND REPLACED WITH THE FOLLOWING:

Citigroup has been notified by the Staff of the Securities and Exchange Commission (SEC) that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management
(CAM), including it applicable investment advisory companies and Citigroup Trust Bank (CTB), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed fund, including the Fund. This notification arises out of a previously disclosed SEC investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosure made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that s the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurances, Citigroup does not believe that this matter will have a material adverse effect on the fund.



September 2004                                                           L-24417

                                          SUPPLEMENT DATED SEPTEMBER 30, 2004 TO
          THE TRAVELERS SERIES TRUST STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                                               DATED MAY 3, 2004


The following information supplements the information in The Travelers Series Trust SAI. Please retain this supplement and keep it with the SAI for future reference.

EQUITY INCOME PORTFOLIO AND LARGE CAP CORE PORTFOLIO

The Board of Trustees of the Trust, on behalf of each Fund, has approved an amendment to the investment advisory agreement between each Fund and TAMIC and an amendment to the sub-advisory agreement between TAMIC and Fidelity Management and Research Company. Effective September 1, 2004, the investment advisory fee and sub-advisory fee will be revised from the annual rates of 0.75% and 0.45%, respectively, of the average daily net assets of each Fund, to fees calculated at annual rates in accordance with the following schedule:

                                                  INVESTMENT       SUB-ADVISORY
AVERAGE DAILY NET ASSETS                         ADVISORY FEE           FEE
First $250 million..........................        0.75%              0.45%
Next $500 million...........................        0.70%              0.40%
Over $750 million...........................        0.65%              0.35%


LAZARD INTERNATIONAL EQUITY PORTFOLIO

The Board of Trustees of the Trust, on behalf of Lazard International Stock Portfolio, has approved an amendment to the investment advisory agreement between the Fund and TAMIC, and an amendment to the sub-advisory agreement between TAMIC and Lazard.

Effective September 1, 2004, the investment advisory fee and sub-advisory fee for the Fund will be revised from the annual rates of 0.825% and 0.475%, respectively, of the average daily net assets of the Fund, to fees calculated at annual rates in accordance with the following schedule:

                                                  INVESTMENT       SUB-ADVISORY
AVERAGE DAILY NET ASSETS                         ADVISORY FEE           FEE
First $100 million..........................        0.825%            0.475%
Next $400 million...........................        0.775%            0.425%
Next $500 million...........................        0.725%            0.375%
Over $1 billion.............................        0.700%            0.350%


MFS EMERGING GROWTH PORTFOLIO AND MFS VALUE PORTFOLIO

The Board of Trustees of the Trust, on behalf of each Fund, has approved an amendment to each Fund's respective investment advisory agreement between the Fund and TAMIC, and an amendment to each Fund's respective sub-advisory agreement between TAMIC and MFS. Effective September 1, 2004, the investment advisory fee and sub-advisory fee will be revised from the annual rates of 0.75% and 0.375%, respectively, of the average daily net assets of each Fund, to fees calculated at annual rates in accordance with the following schedule:

                                                  INVESTMENT       SUB-ADVISORY
AVERAGE DAILY NET ASSETS                         ADVISORY FEE           FEE
First $600 million..........................        0.750%            0.375%
Next $300 million...........................        0.725%            0.350%
Next $600 million...........................        0.700%            0.325%
Next $1 billion.............................        0.675%            0.300%
Over $2.5 billion...........................        0.625%            0.250%

MFS MID CAP GROWTH PORTFOLIO

The Board of Trustees of the Trust, on behalf of MFS Mid Cap Growth Portfolio, has approved an amendment to the investment advisory agreement between the Fund and TAMIC and an amendment to the sub-advisory agreement between TAMIC and MFS. Effective September 1, 2004, the investment advisory fee and sub-advisory fee will be revised from the annual rates of 0.80% and 0.375%, respectively, of the average daily net assets of the Fund to fees calculated at annual rates in accordance with the following schedule:

                                                  INVESTMENT       SUB-ADVISORY
AVERAGE DAILY NET ASSETS                         ADVISORY FEE           FEE
First $600 million..........................        0.800%            0.375%
Next $300 million...........................        0.775%            0.350%
Next $600 million...........................        0.750%            0.325%
Next $1 billion.............................        0.725%            0.300%
Next $2.5 billion...........................        0.675%            0.250%


MERRILL LYNCH LARGE CAP CORE PORTFOLIO

The Board of Trustees of the Trust, on behalf of Merrill Lynch Large Cap Core Portfolio, has approved an amendment to the investment advisory agreement between the Fund and TAMIC and an amendment to the sub-advisory agreement between TAMIC and Fund. Effective September 1, 2004, the investment advisory fee and sub-advisory fee will be revised from the annual rates of 0.80% and 0.375%, respectively, of the average daily net assets of the Fund to fees calculated at an annual rate in accordance with the following schedule:

                                                  INVESTMENT       SUB-ADVISORY
AVERAGE DAILY NET ASSETS                         ADVISORY FEE           FEE
First $250 million..........................        0.775%            0.350%
Next $250 million...........................        0.750%            0.325%
Next $500 million...........................        0.725%            0.300%
Next $1 billion.............................        0.700%            0.275%
Next $2 billion.............................        0.650%            0.225%


September 2004                                                           L-24419